De-SPAC Merger Transaction (Details Narrative) $ / shares in Units, $ in Thousands							3 Months Ended		12 Months Ended
	Jul. 10, 2023 $ / shares shares	Jun. 29, 2023 USD ($)	Jun. 08, 2023 shares	Jun. 07, 2023 USD ($) $ / shares shares	Jun. 06, 2023 $ / shares shares	Jun. 05, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares		Mar. 31, 2023 USD ($) $ / shares shares		Oct. 03, 2023 $ / shares
Business Acquisition [Line Items]
Anniversary of closing date							10 years		10 years
Discount rate					0.20
Valuation | $ / shares					$ 800.00
Compensation expense | $							$ 994	$ 27,001	$ 39,103		$ 10,085
Cash and cash equivalents | $							4,399		7,913		8,726	[1]
Net proceeds | $				$ 1,800
Fair value | $							180		178			[1]
Fair value | $							$ (1,183)	(3,461)	$ (104,521)		$ (51,421)
Public Warrants [Member]
Business Acquisition [Line Items]
Share price | $ / shares				$ 800.00
Beneficient Warrants [Member]
Business Acquisition [Line Items]
Units converted				295,313
Warrants issued			296,969
Warrants outstanding			296,969				24,699,725		308,747
Warrant exercise price | $ / shares				$ 920.00
Earnout period				5 years
Repurchase price | $ / shares				$ 8.00
Number of trading days				30 days
Number of consecutive trading days				30 days
Threshold business days				3 days
Share price | $ / shares				$ 1,440.00
Fair value | $							$ 200		$ 200
Fair value | $							$ 1,500	1,500	2,500
Beneficient Warrants [Member] | Public Warrants [Member]
Business Acquisition [Line Items]
Repurchase price | $ / shares				$ 0.80
Beneficient Warrants [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of trading days				20 days
Avalon Warrants Publicly Traded [Member]
Business Acquisition [Line Items]
Warrants assumed				194,063
Avalon Warrants Private Placement [Member]
Business Acquisition [Line Items]
Warrants assumed				101,250
Closing period				30 days
Conversion of BCG Common Class A Units [Member]
Business Acquisition [Line Items]
Additional value | $								15,000	15,000
Compensation expense | $								$ 15,000	$ 15,000
River North LP [Member]
Business Acquisition [Line Items]
Gross proceeds | $		$ 5,000
Avalon [Member]
Business Acquisition [Line Items]
Cash and cash equivalents | $				$ 27,900
Transaction expense | $				26,100
Beneficient [Member] | Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Transaction expense | $				21,700
River North LP [Member]
Business Acquisition [Line Items]
Aggregate amount received | $				$ 20,000
Avalon Class A Common Stock [Member]
Business Acquisition [Line Items]
Price per unit | $ / shares						$ 847.04
Aggregate amount received | $						$ 25,000
Reserve amount | $						20,000
Units converted				1
Transaction expense | $				$ 26,100
Avalon Class A Common Stock [Member] | Beneficient [Member]
Business Acquisition [Line Items]
Aggregate amount received | $						5,000
Disbursed amount | $						$ 5,000
Series A Convertible Preferred Stock [Member]
Business Acquisition [Line Items]
Common stock, par value | $ / shares						$ 0.001
Common Class A [Member]
Business Acquisition [Line Items]
Price per unit | $ / shares							$ 2.22						$ 218.40
Common stock, par value | $ / shares	$ 372.80					$ 0.001	0.001		$ 0.001		$ 0.001
Shares held post conversion						36,956
Minimum price per share | $ / shares						$ 400.00
Maximum percentage of stock to sell						10.00%
Units converted					1.25
Valuation | $ / shares							$ 10.00		$ 10.00
Units converted	550,510				17,456
Stock issued				99,649
Units issued			2,358,429				4,006,000		3,348,000		2,252,000
Units outstanding			2,358,429				4,000,000		3,339,000		2,244,000
Additional shares			8,595
Stock outstanding following combination			2,367,244
Securities exercisable				1
Common Class A [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock issued							129,000	100,000	98,000	[2]
Common Class A [Member] | Conversion of BCG Common Class A Units [Member]
Business Acquisition [Line Items]
Shares issued in connection to conversion					1,076,462
Common Class A [Member] | Conversion of BCG Preferred B2 Units [Member]
Business Acquisition [Line Items]
Shares issued in connection to conversion					1,175,632
Common Class A [Member] | Minimum [Member]
Business Acquisition [Line Items]
Volume weighted average share price | $ / shares						$ 400.00
Common Class A [Member] | Maximum [Member]
Business Acquisition [Line Items]
Volume weighted average share price | $ / shares						$ 640.00
Forward Purchase Agreement Purchased Shares [Member]
Business Acquisition [Line Items]
Purchase agreement, transaction shares						13,305
Forward Purchase Agreement Prepaid Forward Shares [Member]
Business Acquisition [Line Items]
Purchase agreement, transaction shares						23,651
Common Stock [Member]
Business Acquisition [Line Items]
Price per unit | $ / shares						$ 847.04
Common Class B [Member]
Business Acquisition [Line Items]
Common stock, par value | $ / shares						$ 0.001	$ 0.001		$ 0.001		$ 0.001
Units converted					1.25
Units converted					191,405
Units issued			239,256				239,000		239,000		239,000
Units outstanding			239,256				239,000		239,000		239,000
Common Class B [Member] | Conversion of BCG Common Class B Units [Member]
Business Acquisition [Line Items]
Shares issued in connection to conversion					239,256
Preferred Series A Stock [Member]
Business Acquisition [Line Items]
Units converted				1
Preferred stock, shares issued			34,962	34,961			0		0		0
Preferred stock, shares outstanding							0		0		0
Securities exercisable				1
Avalon Class B Common Stock [Member]
Business Acquisition [Line Items]
Common stock, par value | $ / shares				$ 0.0001
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock, shares issued			34,962				0		0		0
Preferred stock, shares outstanding			34,962				0		0		0

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[2]	Periods presented have been adjusted to reflect the 1-for-80 reverse stock split on April 18, 2024. See Note 1 - Summary of Significant Accounting Policies - Reverse Stock Split, for additional information.